Recent Accounting Pronouncements (Narrative) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term right-of-use assets	$ 16,120,000	$ 16,632,000
Operating lease liability	23,017,000	24,221,000
Operating lease, minimum payments	$ 46,051,000	48,820,000
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term right-of-use assets		16,700,000
Operating lease liability		24,800,000
ASU 2016-02 | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment		$ 0